Commitments (Tables)	12 Months Ended
Mar. 31, 2020
Capital expenditures
Commitments
Schedule of commitments

	As of March 31,
	2019	2020

	(in millions of RMB)
Contracted but not provided for:
Purchase of property and equipment	5,656	15,572
Construction of corporate campuses	3,576	8,982
	9,232	24,554

Office facility and transportation equipment
Commitments
Schedule of operating lease commitments for office facility and transportation equipment

As of March 31,
2019
(in millions of RMB)
No later than 1 year	4,984
Later than 1 year and no later than 5 years	10,675
More than 5 years	15,346
Total	31,005

Co-location, bandwidth fees, licensed copyrights and marketing expenses
Commitments
Schedule of commitments

	As of March 31,
	2019	2020

	(in millions of RMB)
No later than 1 year	21,768	27,398
Later than 1 year and no later than 5 years	22,291	19,261
More than 5 years	4,964	3,102
Total	49,023	49,761